Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Schedule of Derivatives Instruments not designated as Hedging Instruments - Net effect on the Consolidated Statements of Income

	Net Realized and Unrealized
	Gain Recognized on Statement of	Amount
Derivative	Income Location	2025	2024	2023
Interest rate swap	Gain on derivative instruments	$—	$1,755	$5,267
Total		$—	$1,755	$5,267